Fair Value of Assets and Liabilities - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Borrower Loans	$ 293,005	$ 315,627
Loans Held for Sale	49	624
Available for Sale Investments, at Fair Value	53,147	32,769
Servicing Assets	14,711	12,786
Total Assets	360,912	361,806
Liabilities:
Notes	293,948	316,236
Servicing Liabilities	59	198
Convertible Preferred Stock Warrant Liability	116,366	21,711
Loan Trailing Fee Liability	2,595	665
Financial Liabilities Fair Value Disclosure	412,968	338,810
Prosper Funding LLC
Assets:
Borrower Loans	293,005	315,627
Loans Held for Sale	49	624
Servicing Assets	14,598	12,461
Total Assets	307,652	328,712
Liabilities:
Notes	293,948	316,236
Servicing Liabilities	59	198
Loan Trailing Fee Liability	2,595	665
Financial Liabilities Fair Value Disclosure	296,602	317,099
Level 1 Inputs
Assets:
Borrower Loans	0	0
Loans Held for Sale	0	0
Available for Sale Investments, at Fair Value	0	0
Servicing Assets	0	0
Total Assets	0	0
Liabilities:
Notes	0	0
Servicing Liabilities	0	0
Convertible Preferred Stock Warrant Liability	0	0
Loan Trailing Fee Liability	0	0
Financial Liabilities Fair Value Disclosure	0	0
Level 1 Inputs | Prosper Funding LLC
Assets:
Borrower Loans	0	0
Loans Held for Sale	0	0
Servicing Assets	0	0
Total Assets	0	0
Liabilities:
Notes	0	0
Servicing Liabilities	0	0
Loan Trailing Fee Liability	0	0
Financial Liabilities Fair Value Disclosure	0	0
Level 2 Inputs
Assets:
Borrower Loans	0	0
Loans Held for Sale	0	0
Available for Sale Investments, at Fair Value	53,147	32,769
Servicing Assets	0	0
Total Assets	53,147	32,769
Liabilities:
Notes	0	0
Servicing Liabilities	0	0
Convertible Preferred Stock Warrant Liability	0	0
Loan Trailing Fee Liability	0	0
Financial Liabilities Fair Value Disclosure	0	0
Level 2 Inputs | Prosper Funding LLC
Assets:
Borrower Loans	0	0
Loans Held for Sale	0	0
Servicing Assets	0	0
Total Assets	0	0
Liabilities:
Notes	0	0
Servicing Liabilities	0	0
Loan Trailing Fee Liability	0	0
Financial Liabilities Fair Value Disclosure	0	0
Level 3 Inputs
Assets:
Borrower Loans	293,005	315,627
Loans Held for Sale	49	624
Available for Sale Investments, at Fair Value	0	0
Servicing Assets	14,711	12,786
Total Assets	307,765	329,037
Liabilities:
Notes	293,948	316,236
Servicing Liabilities	59	198
Convertible Preferred Stock Warrant Liability	116,366	21,711
Loan Trailing Fee Liability	2,595	665
Financial Liabilities Fair Value Disclosure	412,968	338,810
Level 3 Inputs | Prosper Funding LLC
Assets:
Borrower Loans	293,005	315,627
Loans Held for Sale	49	624
Servicing Assets	14,598	12,461
Total Assets	307,652	328,712
Liabilities:
Notes	293,948	316,236
Servicing Liabilities	59	198
Loan Trailing Fee Liability	2,595	665
Financial Liabilities Fair Value Disclosure	$ 296,602	$ 317,099